Employee Benefit Plans - Components of Net Periodic Pension Expense and Other Post-Retirement Benefit Expense (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Other Post-retirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 0.1	$ 0.1
Interest cost	0.2	0.1
Amortization of prior service costs and unrecognized loss		0.1
Net periodic pension benefit cost	0.3	0.3
Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	0.2	0.2
Interest cost	3.3	3.0
Expected return on plan assets	(3.8)	(4.0)
Amortization of prior service costs and unrecognized loss		0.9
Net periodic pension benefit cost	$ (0.3)	$ 0.1